FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Recurring Fair Value Measurements
Quoted Prices in Active Markets (Level l)
Trading securities:
Publicly traded mutual funds in Taiwan	$76

Fair value measurements at December 31, 2011

Quoted Prices in Active Markets (Level l)
Trading securities:
Publicly traded mutual funds in Taiwan	$530